Members' Deficit (Details) - Schedule of basic and diluted net loss per unit - Manscaped Holdings, LLC [Member] - Member Deficit [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Members' Deficit (Details) - Schedule of basic and diluted net loss per unit [Line Items]
Net loss	$ (54,177)	$ (21,360)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	$ (2,131)
Net loss attributable to common unit holders – basic and diluted	(56,308)	(21,360)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$ (8.8)	$ (3.34)